UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05549
                                                     ---------

                              REYNOLDS FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------
              (Address of principal executive offices) (Zip code)


                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------
                    (Name and address of agent for service)

                                 415-461-7860
                                 ------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2006
                          -------------

Item 1. Schedule of Investments.

                         REYNOLDS BLUE CHIP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2006
                                  (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------                                            -----

LONG-TERM INVESTMENTS-71.1% (A)<F2>

COMMON STOCKS-70.3% (A)<F2>

               Airlines/Aerospace-2.4%
      3,000    Boeing Co.                                        $   245,730
      3,000    General Dynamics Corp.                                196,380
      2,500    Northrop Grumman Corp.                                160,150
      1,000    Rockwell Collins, Inc.                                 55,870
      2,000    Textron Inc.                                          184,360
      3,000    United Technologies Corp.                             190,260
                                                                 -----------
                                                                   1,032,750
               Automotive-0.3%
      6,500    Fiat S.p.A. SP-ADR*<F1>                                86,320
        500    Toyota Motor Corp.  SP-ADR                             52,295
                                                                 -----------
                                                                     138,615
               Beverages-1.1%
      2,000    Hansen Natural Corp.*<F1>                             380,740
      4,500    National Beverage Corp.                                64,575
                                                                 -----------
                                                                     445,315
               Brokerage-0.2%
      2,500    International Securities Exchange, Inc.                95,175

               Building-0.5%
      7,500    Comfort Systems USA, Inc.                             107,175
      1,000    Lowe's Companies, Inc.                                 60,670
      1,000    Simpson Manufacturing Co., Inc.                        36,050
                                                                 -----------
                                                                     203,895
               Business Software & Services-2.4%
     12,500    Akamai Technologies, Inc.*<F1>                        452,375
      1,000    CheckFree Corp.*<F1>                                   49,560
      1,000    First Data Corp.                                       45,040
      1,500    Quest Software, Inc.*<F1>                              21,060
      6,500    Rockwell Automation Inc.                              468,065
                                                                 -----------
                                                                   1,036,100
               Chemicals-Specialty-0.6%
      7,500    W.R. Grace & Co.*<F1>                                  87,750
      3,500    NewMarket Corp.                                       171,710
                                                                 -----------
                                                                     259,460
               Communication Equipment-2.7%
      6,000    Corning Inc.*<F1>                                     145,140
     40,000    JDS Uniphase Corp.*<F1>                               101,200
     12,500    Plexus Corp.*<F1>                                     427,625
      2,000    QUALCOMM Inc.                                          80,140
     28,000    Tellabs, Inc.*<F1>                                    372,680
                                                                 -----------
                                                                   1,126,785
               Communication Services-0.5%
      5,500    Crown Castle International Corp.*<F1>                 189,970

               Computer & Peripherals-2.3%
      6,500    Apple Computer, Inc.*<F1>                             371,280
      5,000    Komag, Inc.*<F1>                                      230,900
      2,500    Network Appliance, Inc.*<F1>                           88,250
      4,000    Palm, Inc.*<F1>                                        64,400
      8,905    Seagate Technology                                    201,609
      8,000    Sun Microsystems, Inc.*<F1>                            33,200
                                                                 -----------
                                                                     989,639
               Computer Networking-2.3%
      6,000    Broadwing Corp.*<F1>                                   62,100
      4,000    Citrix Systems, Inc.*<F1>                             160,560
      4,000    Sierra Wireless Inc.*<F1>                              72,160
     18,500    WebEx Communications, Inc.*<F1>                       657,490
                                                                 -----------
                                                                     952,310
               Computer Software & Services-0.1%
      1,000    Adobe Systems Inc.*<F1>                                30,360

               Diversified-0.7%
      7,000    The Andersons, Inc.                                   291,270

               Drugs-0.4%
      4,500    Vertex Pharmaceuticals Inc.*<F1>                      165,195

               Electrical Equipment-0.8%
      6,000    ABB Ltd. SP-ADR                                        77,760
      4,000    Encore Wire Corp.*<F1>                                143,760
      3,500    General Cable Corp.*<F1>                              122,500
                                                                 -----------
                                                                     344,020
               Electronics-1.3%
     43,000    GigaMedia Ltd.*<F1>                                   382,700
      3,500    Thomas & Betts Corp.*<F1>                             179,550
                                                                 -----------
                                                                     562,250
               Energy-0.2%
      9,000    Northern Orion Resources Inc.*<F1>                     43,740
      1,000    Pacific Ethanol, Inc.*<F1>                             23,120
                                                                 -----------
                                                                      66,860
               Energy-Services-7.1%
      5,000    Baker Hughes Inc.                                     409,250
      2,500    BJ Services Co.                                        93,150
      4,000    Cameron International Corp.*<F1>                      191,080
      4,000    Diamond Offshore Drilling, Inc.                       335,720
      3,500    Helmerich & Payne, Inc.                               210,910
      1,000    Nabors Industries, Ltd.*<F1>                           33,790
      1,000    Noble Corp.                                            74,420
      3,000    Rowan Companies, Inc.                                 106,770
     13,500    Schlumberger Ltd.                                     878,985
      6,000    Smith International, Inc.                             266,820
      3,000    Superior Energy Services, Inc.*<F1>                   101,700
      4,000    Transocean Inc.*<F1>                                  321,280
                                                                 -----------
                                                                   3,023,875
               Engineering/Construction-1.1%
      5,000    Fluor Corp.                                           464,650

               Financial Services-7.7%
     32,000    E*TRADE Financial Corp.*<F1>                          730,240
      2,000    Goldman Sachs Group, Inc.                             300,860
     24,000    Knight Capital Group, Inc.*<F1>                       365,520
      8,000    Lehman Brothers Holdings Inc.                         521,200
     11,500    Merrill Lynch & Co., Inc.                             799,940
     16,000    Move, Inc.*<F1>                                        87,680
     15,500    Charles Schwab Corp.                                  247,690
      1,000    State Street Corp.                                     58,090
      9,500    TD Ameritrade Holding Corp.                           140,695
                                                                 -----------
                                                                   3,251,915
               Gold & Silver-1.1%
      5,000    Bema Gold Corp.*<F1>                                   25,100
     22,000    Coeur d'Alene Mines Corp.*<F1>                        105,820
      5,000    Crystallex International Corp.*<F1>                    14,400
      5,000    Kinross Gold Corp.*<F1>                                54,450
      3,500    Newmont Mining Corp.                                  185,255
     26,000    Northgate Minerals Corp.*<F1>                          95,680
                                                                 -----------
                                                                     480,705
               Grocery Stores-0.4%
      3,000    Pantry, Inc.*<F1>                                     172,620

               Hotel-1.0%
      2,500    Choice Hotels International, Inc.                     151,500
      4,500    Starwood Hotels & Resorts Worldwide, Inc.             271,530
                                                                 -----------
                                                                     423,030
               Industrial Metals & Minerals-3.9%
      1,500    Allegheny Technologies, Inc.                          103,860
      2,500    Commercial Metals Co.                                  64,250
      3,000    Nucor Corp.                                           162,750
      6,500    Peabody Energy Corp.                                  362,375
        500    Phelps Dodge Corp.                                     41,080
      2,500    Tenaris S.A. ADR                                      101,225
      2,000    TETRA Technologies, Inc.*<F1>                          60,580
     22,000    Titanium Metals Corp.*<F1>                            756,360
                                                                 -----------
                                                                   1,652,480
               Insurance-0.5%
      3,000    China Life Insurance Co., Ltd. SP-ADR                 189,900

               Integrated Oil & Gas-0.2%
      2,000    Noble Energy, Inc.                                     93,720

               Internet Information Providers-1.0 %
        900    Google Inc.*<F1>                                      377,397
      1,500    Sohu.com Inc.*<F1>                                     38,685
                                                                 -----------
                                                                     416,082
               Internet Software & Services-2.1%
      6,500    24/7 Real Media, Inc.*<F1>                             57,070
     15,000    RealNetworks, Inc.*<F1>                               160,500
      6,500    Red Hat, Inc.*<F1>                                    152,100
     27,000    Redback Networks Inc.*<F1>                            495,180
        500    Salesforce.com, Inc.*<F1>                              13,330
                                                                 -----------
                                                                     878,180
               Machinery-3.1%
      9,000    Caterpillar Inc.                                      670,320
      1,000    Deere & Co.                                            83,490
      1,000    JLG Industries, Inc.                                   22,500
      2,500    Joy Global Inc.                                       130,225
      3,000    Regal-Beloit Corp.                                    132,450
      2,500    Terex Corp.*<F1>                                      246,750
      1,000    Valmont Industries, Inc.                               46,490
                                                                 -----------
                                                                   1,332,225
               Medical Services-0.7%
      2,500    inVentiv Health Inc.*<F1>                              71,950
      1,000    Pediatrix Medical Group, Inc.*<F1>                     45,300
      5,000    Quality Systems, Inc.                                 184,100
                                                                 -----------
                                                                     301,350
               Medical Supplies-0.1%
      1,000    Varian Medical Systems, Inc.*<F1>                      47,350

               Natural Gas-0.8%
      2,500    EOG Resources, Inc.                                   173,350
      5,000    Southwestern Energy Co.*<F1>                          155,800
                                                                 -----------
                                                                     329,150
               Oil & Gas Refining & Marketing-2.7%
      5,000    Frontier Oil Corp.                                    162,000
      7,500    Holly Corp.                                           361,500
      1,000    Murphy Oil Corp.                                       55,860
      1,000    Sunoco, Inc.                                           69,290
      2,000    Tesoro Corp.                                          148,720
      5,500    Valero Energy Corp.                                   365,860
                                                                 -----------
                                                                   1,163,230
               Railroads-1.4%
      2,500    Burlington Northern Santa Fe Corp.                    198,125
      4,000    Norfolk Southern Corp.                                212,880
      2,000    Union Pacific Corp.                                   185,920
                                                                 -----------
                                                                     596,925
               Retail-Specialty-4.1%
      3,750    Best Buy Co., Inc.                                    205,650
      4,500    Guess?, Inc.*<F1>                                     187,875
      2,000    Gymboree Corp.*<F1>                                    69,520
     10,000    Office Depot, Inc.*<F1>                               380,000
      2,500    Staples, Inc.                                          60,800
     15,000    Starbucks Corp.*<F1>                                  566,400
     16,500    United Retail Group, Inc.*<F1>                        255,915
                                                                 -----------
                                                                   1,726,160
               Retail Stores-0.6%
      1,500    Costco Wholesale Corp.                                 85,695
      2,500    J.C. Penney Company, Inc.                             168,775
                                                                 -----------
                                                                     254,470
               Security Software & Services-0.1%
      2,000    RSA Security Inc.*<F1>                                 54,380

               Semiconductors-5.2%
      2,000    Advanced Micro Devices, Inc.*<F1>                      48,840
     10,000    Applied Micro Circuits Corp.*<F1>                      27,300
     33,000    Atmel Corp.*<F1>                                      183,150
      5,250    Broadcom Corp.*<F1>                                   157,763
     35,000    Conexant Systems, Inc.*<F1>                            87,500
      5,500    Lam Research Corp.*<F1>                               256,410
     26,000    LSI Logic Corp.*<F1>                                  232,700
      2,500    Marvell Technology Group Ltd.*<F1>                    110,825
      8,000    Mattson Technology, Inc.*<F1>                          78,160
      8,000    MEMC Electronic Materials, Inc.*<F1>                  300,000
      1,500    Multi-Fineline Electronix, Inc.*<F1>                   49,785
     18,000    NVIDIA Corp.*<F1>                                     383,220
     16,500    PMC-Sierra, Inc.*<F1>                                 155,100
      5,000    RF Micro Devices, Inc.*<F1>                            29,850
      1,000    Supertex, Inc.*<F1>                                    39,940
      2,000    Texas Instruments Inc.                                 60,580
      5,000    Vitesse Semiconductor Corp.*<F1>                        7,000
                                                                 -----------
                                                                   2,208,123
               Services-2.1%
      1,500    FedEx Corp.                                           175,290
      9,000    Monster Worldwide Inc.*<F1>                           383,940
      4,200    United Parcel Service, Inc. Cl B                      345,786
                                                                 -----------
                                                                     905,016
               Telecommunications-0.6%
     44,000    CIENA Corp.*<F1>                                      211,640
     13,000    Level 3 Communications, Inc.*<F1>                      57,720
                                                                 -----------
                                                                     269,360
               Telephone Services-2.4%
     68,000    Time Warner Telecom Inc.*<F1>                       1,009,800

               Transportation-1.2%
      6,000    CSX Corp.                                             422,640
      7,000    Quality Distribution Inc.*<F1>                         92,960
                                                                 -----------
                                                                     515,600
               Wireless Communication-0.3%
      4,800    Brightpoint, Inc.*<F1>                                 64,944
      2,500    Nokia Corp. SP-ADR                                     50,650
      1,000    SBA Communications Corp.*<F1>                          26,140
                                                                 -----------
                                                                     141,734
                                                                 -----------
               Total common stocks                                29,831,999
                 (Cost $23,737,699)

MUTUAL FUNDS-0.8% (A)<F2>
      1,000    Midcap SPDR Trust Series 1                            139,170
      1,500    Nasdaq-100 Index Tracking Stock                        58,140
      1,000    SPDR Trust Series 1                                   127,280
                                                                 -----------
               Total mutual funds                                    324,590
                 (Cost $331,420)                                ------------
               Total long-term investments                        30,156,589
                 (Cost $24,069,119)

SHORT-TERM INVESTMENTS-30.7% (A)<F2>
               U.S. Treasury Securities-23.5%
 $2,000,000    U.S. Treasury Bills, 4.43%, due 7/06/06             1,998,769
  2,000,000    U.S. Treasury Bills, 4.38%, due 7/13/06             1,997,080
  2,000,000    U.S. Treasury Bills, 4.32%, due 7/20/06             1,995,920
  2,000,000    U.S. Treasury Bills, 4.45%, due 7/20/06             1,995,303
  2,000,000    U.S. Treasury Bills, 4.66%, due 8/10/06             1,989,644
                                                                 -----------
               Total U.S. treasury securities                      9,976,716
                 (Cost $9,976,716)

               Variable Rate Demand Notes-7.2%
    660,000    American Family Financial Services, 4.81%             660,000
  1,958,485    U.S. Bank, N.A., 5.10%                              1,958,485
    428,000    Wisconsin Corporate Central Credit Union, 5.02%       428,000
                                                                 -----------
               Total variable rate demand notes                    3,046,485
                 (Cost $3,046,485)                               -----------
               Total short-term investments                       13,023,201
                 (Cost $13,023,201)                              -----------
               Total investments-101.8%                           43,179,790
                 (Cost $37,092,320)
               Liabilities, less cash and
                 receivables-(1.8%) (A)<F2>                         (773,660)
                                                                 -----------
               TOTAL NET ASSETS-100.0%                           $42,406,130
                                                                 -----------
                                                                 -----------

  *<F1>     Non-income producing security.
(A)<F2> Percentages for the various classifications relate to net assets. ADR-American Depositary Receipt

                           REYNOLDS OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2006
                                  (UNAUDITED)

Shares or Principal Amount                                            Value
--------------------------                                            -----

LONG-TERM INVESTMENTS-80.2% (A)<F4>

COMMON STOCKS-80.2% (A)<F4>

               Apparel-0.5%
      3,500    Iconix Brand Group, Inc.*<F3>                     $    57,190

               Biotechnology-2.4%
      4,500    Dyadic International, Inc.*<F3>                        23,400
      6,000    Exelixis, Inc.*<F3>                                    60,300
     10,000    Generex Biotechnology Corp.*<F3>                       18,100
     18,000    Genta Inc.*<F3>                                        29,520
      3,500    Medivation Inc.*<F3>                                   18,025
      6,000    Nabi Biopharmaceuticals*<F3>                           34,440
      2,500    PDL BioPharma Inc.*<F3>                                46,025
      9,000    Savient Pharmaceuticals Inc.*<F3>                      47,250
                                                                 -----------
                                                                     277,060
               Business Software & Services-7.0%
      4,500    Akamai Technologies, Inc.*<F3>                        162,855
      6,000    Aspen Technology, Inc.*<F3>                            78,720
      3,000    BEA Systems, Inc.*<F3>                                 39,270
      3,000    CheckFree Corp.*<F3>                                  148,680
      3,500    Comverse Technology, Inc.*<F3>                         69,195
      5,000    GSE Systems, Inc.*<F3>                                 20,500
      5,000    I-many, Inc.*<F3>                                      12,000
      1,500    Kenexa Corp.*<F3>                                      47,775
      3,500    Nuance Communications, Inc.*<F3>                       35,210
      2,000    Radiant Systems, Inc.*<F3>                             21,140
      3,500    Sonic Solutions*<F3>                                   57,750
      4,000    Sonus Networks, Inc.*<F3>                              19,800
      9,000    webMethods, Inc.*<F3>                                  88,830
                                                                 -----------
                                                                     801,725
               Cable TV/Broadcasting-0.2%
      4,000    Sirius Satellite Radio Inc.*<F3>                       19,000

               Chemicals-Specialty-0.9%
      5,000    W.R. Grace & Co.*<F3>                                  58,500
      7,000    Terra Industries Inc.*<F3>                             44,590
                                                                 -----------
                                                                     103,090
               Communication Equipment-10.0%
      2,500    Acacia Research-Acacia Technologies
                 (Tracking Stock)*<F3>                                35,150
      8,000    ANADIGICS, Inc.*<F3>                                   53,760
     10,000    Corning Inc.*<F3>                                     241,900
      2,500    L.M. Ericsson Telephone Co. ADR                        82,600
     28,500    Finisar Corp.*<F3>                                     93,195
     18,000    FOCUS Enhancements, Inc.*<F3>                          17,640
      5,000    JDS Uniphase Corp.*<F3>                                12,650
      5,500    Plexus Corp.*<F3>                                     188,155
     15,000    Powerwave Technologies, Inc.*<F3>                     136,800
     29,000    Stratex Networks, Inc.*<F3>                            98,310
     13,500    Tellabs, Inc.*<F3>                                    179,685
                                                                 -----------
                                                                   1,139,845
               Communication Services-0.1%
      3,000    NMS Communications Corp.*<F3>                          10,860

               Computer & Peripherals-3.5%
      7,500    Komag, Inc.*<F3>                                      346,350
      1,000    Network Appliance, Inc.*<F3>                           35,300
      4,000    Quantum Corp.*<F3>                                     10,480
                                                                 -----------
                                                                     392,130
               Computer Networking-3.9%
      4,000    Broadwing Corp.*<F3>                                   41,400
      2,600    Cisco Systems Inc.*<F3>                                50,778
      6,000    Glenayre Technologies, Inc.*<F3>                       15,840
      6,000    MRV Communications, Inc.*<F3>                          18,660
      7,000    Sierra Wireless Inc.*<F3>                             126,280
      5,500    WebEx Communications, Inc.*<F3>                       195,470
                                                                 -----------
                                                                     448,428
               Computer Software & Services-0.7%
      6,000    Lightbridge, Inc.*<F3>                                 77,700

               Diversified-2.1%
     15,000    Crown Holdings, Inc.*<F3>                             233,550

               Drugs-1.4%
     31,000    InSite Vision Inc.*<F3>                                50,530
     20,000    Questcor Pharmaceuticals, Inc.*<F3>                    34,000
      2,000    Vertex Pharmaceuticals Inc.*<F3>                       73,420
                                                                 -----------
                                                                     157,950
               Electrical Equipment-0.6%
      6,000    Fuel-Tech N.V.*<F3>                                    72,600

               Electronics-2.2%
      3,500    Evergreen Solar, Inc.*<F3>                             45,430
     23,000    GigaMedia Ltd.*<F3>                                   204,700
                                                                 -----------
                                                                     250,130
               Energy-1.3%
     25,000    Northern Orion Resources Inc.*<F3>                    121,500
      1,000    Pacific Ethanol, Inc.*<F3>                             23,120
                                                                 -----------
                                                                     144,620
               Energy-Services-0.1%
      3,000    Rentech, Inc.*<F3>                                     13,950

               Financial Services-1.9%
      4,000    E*TRADE Financial Corp.*<F3>                           91,280
      4,000    Move, Inc.*<F3>                                        21,920
      7,000    TD Ameritrade Holding Corp.                           103,670
                                                                 -----------
                                                                     216,870
               Gold & Silver-2.5%
      3,000    Kinross Gold Corp.*<F3>                                32,670
      4,000    Miramar Mining Corp.*<F3>                              14,800
     29,000    Northgate Minerals Corp.*<F3>                         106,720
      5,000    Silver Standard Resources Inc.*<F3>                   100,000
     12,000    Taseko Mines Ltd.*<F3>                                 30,720
                                                                 -----------
                                                                     284,910
               Home Builders-0.3%
      4,000    U.S. Home Systems, Inc.*<F3>                           38,760

               Hotel-0.3%
      4,000    Interstate Hotels & Resorts, Inc.*<F3>                 37,160

               Industrial Metals & Minerals-0.3%
      5,000    EuroZinc Mining Corp.*<F3>                             12,050
      2,000    USEC Inc.                                              23,700
                                                                 -----------
                                                                      35,750
               Integrated Oil & Gas-0.1%
     12,000    Harken Energy Corp.*<F3>                                7,680
      6,000    Tengasco, Inc.*<F3>                                     7,740
                                                                 -----------
                                                                      15,420
               Internet Information Providers-0.7%
        200    Google Inc.*<F3>                                       83,866

               Internet Services Providers-1.3%
     32,000    Internap Network Services Corp.*<F3>                   33,600
      1,800    SAVVIS, Inc.*<F3>                                      53,298
      6,000    Sify Ltd. SP-ADR*<F3>                                  59,880
                                                                 -----------
                                                                     146,778
               Internet Software & Services-7.7%
      8,000    24/7 Real Media, Inc.*<F3>                             70,240
      3,000    Ariba, Inc.*<F3>                                       24,690
     20,000    Art Technology Group, Inc.*<F3>                        59,600
      9,000    Globix Corp.*<F3>                                      44,730
      4,000    Internet Capital Group, Inc.*<F3>                      36,000
      3,000    Openwave Systems Inc.*<F3>                             34,620
     11,000    Red Hat, Inc.*<F3>                                    257,400
     15,000    Redback Networks Inc.*<F3>                            275,100
     15,000    Safeguard Scientifics, Inc.*<F3>                       32,400
      1,500    Salesforce.com, Inc.*<F3>                              39,990
                                                                 -----------
                                                                     874,770
               Machinery-0.3%
      1,500    JLG Industries, Inc.                                   33,750

               Medical Services-0.3%
      1,000    Quality Systems, Inc.                                  36,820

               Recreation-0.7%
      9,000    Smith & Wesson Holding Corp.*<F3>                      73,980

               Retail-Specialty-3.4%
      1,500    Best Buy Co., Inc.                                     82,260
      2,000    Dress Barn, Inc.*<F3>                                  50,700
      7,500    Medifast, Inc.*<F3>                                   134,025
      4,000    Rite Aid Corp.*<F3>                                    16,960
      6,500    United Retail Group, Inc.*<F3>                        100,815
                                                                 -----------
                                                                     384,760
               Security Software & Services-1.0%
      4,000    RSA Security Inc.*<F3>                                108,760

               Semiconductor Capital Spending-0.6%
      5,500    Asyst Technologies, Inc.*<F3>                          41,415
     11,000    TranSwitch Corp.*<F3>                                  23,210
                                                                 -----------
                                                                      64,625
               Semiconductors-13.0%
      8,000    Applied Micro Circuits Corp.*<F3>                      21,840
     12,000    Atmel Corp.*<F3>                                       66,600
     10,000    Avanex Corp.*<F3>                                      17,600
      4,500    Broadcom Corp.*<F3>                                   135,225
     32,000    Conexant Systems, Inc.*<F3>                            80,000
      4,000    Cypress Semiconductor Corp.*<F3>                       58,160
     16,000    EMCORE Corp.*<F3>                                     153,600
      3,000    Lam Research Corp.*<F3>                               139,860
      4,000    Lattice Semiconductor Corp.*<F3>                       24,720
      5,000    Mattson Technology, Inc.*<F3>                          48,850
      1,000    MEMC Electronic Materials, Inc.*<F3>                   37,500
      1,000    Merix Corp.*<F3>                                       10,970
      8,000    Mindspeed Technologies Inc.*<F3>                       19,280
      1,500    Multi-Fineline Electronix, Inc.*<F3>                   49,785
      4,500    Netlogic Microsystems Inc.*<F3>                       145,125
      8,000    NVIDIA Corp.*<F3>                                     170,320
     13,500    PLX Technology, Inc.*<F3>                             164,970
      6,000    RF Micro Devices, Inc.*<F3>                            35,820
      1,500    Sirenza Microdevices, Inc.*<F3>                        18,210
      1,500    Texas Instruments Inc.                                 45,435
     12,000    Transmeta Corp.*<F3>                                   19,440
      4,000    TriQuint Semiconductor, Inc.*<F3>                      17,840
                                                                 -----------
                                                                   1,481,150
               Services-1.8%
      3,000    Monster Worldwide Inc.*<F3>                           127,980
      3,000    On Assignment, Inc.*<F3>                               27,570
      5,500    Spherion Corp.*<F3>                                    50,160
                                                                 -----------
                                                                     205,710
               Telecommunications-1.3%
     12,000    CIENA Corp.*<F3>                                       57,720
      4,000    Covad Communications Group, Inc.*<F3>                   8,040
      2,500    D&E Communications, Inc.                               27,100
      4,000    eOn Communications Corp.*<F3>                           5,560
     10,000    Level 3 Communications, Inc.*<F3>                      44,400
                                                                 -----------
                                                                     142,820
               Telephone Services-1.7%
     13,000    Time Warner Telecom Inc.*<F3>                         193,050

               Wireless Communication-4.1%
     13,500    Brightpoint, Inc.*<F3>                                182,655
      3,500    Motorola, Inc.                                         70,525
      3,000    RELM Wireless Corp.*<F3>                               18,660
      1,500    Research In Motion Ltd.*<F3>                          104,655
      3,500    SBA Communications Corp.*<F3>                          91,490
                                                                 -----------
                                                                     467,985
                                                                 -----------
               Total common stocks                                 9,127,522
                 (Cost $5,790,065)                               -----------
               Total long-term investments                         9,127,522
                 (Cost $5,790,065)

SHORT-TERM INVESTMENTS-14.7% (A)<F4>
               Variable Rate Demand Notes-14.7%
   $550,000    American Family Financial Services, 4.81%             550,000
    578,197    U.S. Bank, N.A., 5.10%                                578,197
    550,000    Wisconsin Corporate Central Credit Union, 5.02%       550,000
                                                                 -----------
               Total variable rate demand notes                    1,678,197
                 (Cost $1,678,197)                               -----------

               Total short-term investments                        1,678,197
                 (Cost $1,678,197)                               -----------

               Total investments-94.9%                            10,805,719
                 (Cost $7,468,262)

               Cash and receivables, less
                 Liabilities-5.1% (A)<F4>                            579,045
                                                                 -----------
               TOTAL NET ASSETS-100.0%                           $11,384,764
                                                                 -----------
                                                                 -----------
  *<F3>     Non-income producing security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR- American Depositary Receipt
N.V.-Netherlands Antilles Limited Liability Corp.

                                 REYNOLDS FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2006
                                  (UNAUDITED)

Shares or Principal Amount                                           Value
--------------------------                                           -----

LONG-TERM INVESTMENTS-81.3% (A)<F6>

COMMON STOCKS-81.3% (A)<F6>

               Apparel-1.9%
     10,000    Iconix Brand Group, Inc.*<F5>                     $   163,400
      8,000    Tefron Ltd.*<F5>                                       92,000
      4,000    Zumiez Inc.*<F5>                                      150,280
                                                                 -----------
                                                                     405,680
               Automotive-0.3%
      5,000    Fiat S.p.A. SP-ADR*<F5>                                66,400

               Beverages-0.2%
      3,500    National Beverage Corp.                                50,225

               Biotechnology-1.4%
      3,000    ADVENTRX Pharmaceuticals Inc.*<F5>                      9,510
     20,000    CytRx Corp.*<F5>                                       26,400
     30,000    Generex Biotechnology Corp.*<F5>                       54,300
      3,500    Hana Biosciences, Inc.*<F5>                            31,745
      5,000    Hemispherx Biopharma, Inc.*<F5>                        12,700
     14,000    Medivation Inc.*<F5>                                   72,100
      3,000    Novavax, Inc.*<F5>                                     15,120
      6,000    Nutrition 21, Inc.*<F5>                                10,920
      8,000    Sangamo BioSciences, Inc.*<F5>                         47,200
      7,000    Savient Pharmaceuticals Inc.*<F5>                      36,750
                                                                 -----------
                                                                     316,745
               Building-0.5%
      8,000    Comfort Systems USA, Inc.                             114,320

               Business Software & Services-2.8%
      5,000    Akamai Technologies, Inc.*<F5>                        180,950
      8,500    Aspen Technology, Inc.*<F5>                           111,520
      3,500    BEA Systems, Inc.*<F5>                                 45,815
      1,000    CSG Systems International, Inc.*<F5>                   24,740
      3,000    Kenexa Corp.*<F5>                                      95,550
     10,000    Onstream Media Corp.*<F5>                               9,200
      2,000    Quest Software, Inc.*<F5>                              28,080
      3,000    Radiant Systems, Inc.*<F5>                             31,710
     10,000    Viewpoint Corp.*<F5>                                   17,500
      6,000    webMethods, Inc.*<F5>                                  59,220
                                                                 -----------
                                                                     604,285
               Cable TV/Broadcasting-0.1%
      1,500    Grupo Televisa S.A. SP-ADR                             28,965

               Capital Equipment-0.3%
      2,000    Mobile Mini, Inc.*<F5>                                 58,520

               Chemicals-Specialty-0.7%
      3,000    NewMarket Corp.                                       147,180

               Communication Equipment-4.2%
     14,000    Acacia Research-Acacia Technologies
                 (Tracking Stock)*<F5>                               196,840
      4,500    Carrier Access Corp.*<F5>                              37,215
     15,000    Concurrent Computer Corp.*<F5>                         39,150
      5,500    Corning Inc.*<F5>                                     133,045
      3,500    Endwave Corp.*<F5>                                     43,505
     37,000    Finisar Corp.*<F5>                                    120,990
     23,000    FOCUS Enhancements, Inc.*<F5>                          22,540
     26,000    JDS Uniphase Corp.*<F5>                                65,780
      2,000    Plexus Corp.*<F5>                                      68,420
      5,500    Stratex Networks, Inc.*<F5>                            18,645
     13,000    Tellabs, Inc.*<F5>                                    173,030
                                                                 -----------
                                                                     919,160
               Computer & Peripherals-1.9%
      1,500    Apple Computer, Inc.*<F5>                              85,680
      4,000    Iomega Corp.*<F5>                                      11,000
      3,500    Komag, Inc.*<F5>                                      161,630
      2,000    Network Appliance, Inc.*<F5>                           70,600
      2,775    Seagate Technology                                     62,826
      5,000    Sun Microsystems, Inc.*<F5>                            20,750
                                                                 -----------
                                                                     412,486
               Computer Networking-1.4%
     15,000    Glenayre Technologies, Inc.*<F5>                       39,600
     10,500    MRV Communications, Inc.*<F5>                          32,655
     12,500    Sierra Wireless Inc.*<F5>                             225,500
                                                                 -----------
                                                                     297,755
               Computer Software & Services-2.3%
      8,500    Interwoven, Inc.*<F5>                                  72,930
     26,200    Lightbridge, Inc.*<F5>                                339,290
      5,500    Sykes Enterprises, Inc.*<F5>                           88,880
      3,000    VA Software Corp.*<F5>                                 11,640
                                                           -----------------
                                                                     512,740
               Drugs-0.8%
     49,000    InSite Vision Inc.*<F5>                                79,870
     37,000    Questcor Pharmaceuticals, Inc.*<F5>                    62,900
      7,000    SciClone Pharmaceuticals, Inc.*<F5>                    16,030
      2,000    Sirna Therapeutics, Inc.*<F5>                          11,400
                                                                 -----------
                                                                     170,200
               Electrical Equipment-2.6%
     19,000    ABB Ltd. SP-ADR                                       246,240
      6,000    Ballard Power Systems Inc.*<F5>                        35,100
     16,000    Fuel-Tech N.V.*<F5>                                   193,600
      7,000    FuelCell Energy, Inc.*<F5>                             67,060
      1,000    Zoltek Companies, Inc.*<F5>                            29,890
                                                                 -----------
                                                                     571,890
               Electronics-3.3%
      1,500    Agilent Technologies, Inc.*<F5>                        47,340
     11,500    Evergreen Solar, Inc.*<F5>                            149,270
      4,000    Exide Technologies*<F5>                                17,120
     51,500    GigaMedia Ltd.*<F5>                                   458,350
      3,000    InfoSonics Corp.*<F5>                                  18,120
      4,000    KEMET Corp.*<F5>                                       36,880
                                                                 -----------
                                                                     727,080
               Energy-1.4%
     11,000    Ivanhoe Energy Inc.*<F5>                               26,950
     54,500    Northern Orion Resources Inc.*<F5>                    264,870
      1,000    Pacific Ethanol, Inc.*<F5>                             23,120
                                                                 -----------
                                                                     314,940
               Energy-Services-4.8%
      2,500    Cameron International Corp.*<F5>                      119,425
      2,000    CE Franklin Ltd.*<F5>                                  28,980
      1,500    Diamond Offshore Drilling, Inc.                       125,895
      2,500    Global Industries, Ltd.*<F5>                           41,750
      1,000    Halliburton Co.                                        74,210
        500    Noble Corp.                                            37,210
     12,000    OMNI Energy Services Corp.*<F5>                       141,000
      2,000    Rowan Companies, Inc.                                  71,180
      1,500    Smith International, Inc.                              66,705
      1,500    Superior Energy Services, Inc.*<F5>                    50,850
      5,000    TGC Industries, Inc.*<F5>                              53,700
      1,000    Transocean Inc.*<F5>                                   80,320
      3,000    Veritas DGC Inc.*<F5>                                 154,740
                                                                 -----------
                                                                   1,045,965
               Engineering/Construction-0.2%
      2,500    Mitcham Industries, Inc.*<F5>                          31,925

               Environmental Services-0.4%
      2,500    Waste Management, Inc.                                 89,700

               Financial Services-2.6%
      9,000    E*TRADE Financial Corp.*<F5>                          205,380
      5,000    Knight Capital Group, Inc.*<F5>                        76,150
      2,000    LaBranche & Co Inc.*<F5>                               24,220
     26,022    Move, Inc.*<F5>                                       142,600
      4,000    TD Ameritrade Holding Corp.                            59,240
      2,500    U.S. Global Investors, Inc.*<F5>                       52,875
                                                                 -----------
                                                                     560,465
               Foods-0.6%
      5,500    MGP Ingredients, Inc.                                 127,710
      5,000    Provena Foods Inc.*<F5>                                 8,000
                                                                 -----------
                                                                     135,710
               Gold & Silver-8.0%
     22,000    Bema Gold Corp.*<F5>                                  110,440
     30,000    Cambior Inc.*<F5>                                      80,700
     30,000    Claude Resources, Inc.*<F5>                            38,100
     20,500    Coeur d'Alene Mines Corp.*<F5>                         98,605
      6,200    Crystallex International Corp.*<F5>                    17,856
      7,000    Eldorado Gold Corp.*<F5>                               33,810
      2,000    Gold Fields Ltd. SP-ADR                                45,800
      3,000    Gold Reserve Inc.*<F5>                                 17,250
      6,000    Goldcorp Inc.                                         181,320
      8,000    Golden Star Resources Ltd.*<F5>                        23,680
     21,000    Goldfield Corp.*<F5>                                   37,590
      5,000    Hecla Mining Co.*<F5>                                  26,250
     11,500    Kinross Gold Corp.*<F5>                               125,235
     12,000    Miramar Mining Corp.*<F5>                              44,400
     43,500    Northgate Minerals Corp.*<F5>                         160,080
      6,000    Pan American Silver Corp.*<F5>                        107,940
      1,500    Randgold Resources Ltd. ADR*<F5>                       31,500
      7,000    Silver Standard Resources Inc.*<F5>                   140,000
     28,000    Silver Wheaton Corp.*<F5>                             263,760
     27,000    Taseko Mines Ltd.*<F5>                                 69,120
     11,000    Vista Gold Corp.*<F5>                                 102,850
                                                                 -----------
                                                                   1,756,286
               Hotel-0.0%
      1,000    Interstate Hotels & Resorts, Inc.*<F5>                  9,290

               Industrial Metals & Minerals-3.0%
        500    Allegheny Technologies, Inc.                           34,620
        500    Dynamic Materials Corp.                                16,865
     37,000    EuroZinc Mining Corp.*<F5>                             89,170
      3,000    Friedman Industries, Inc.                              27,150
      3,000    NL Industries, Inc.                                    32,250
      2,000    Tenaris S.A. ADR                                       80,980
      3,000    TETRA Technologies, Inc.*<F5>                          90,870
      7,000    Titanium Metals Corp.*<F5>                            240,660
      3,000    USEC Inc.                                              35,550
                                                                 -----------
                                                                     648,115
               Instruments-0.3%
      7,000    Input/Output, Inc.*<F5>                                66,150

               Insurance-0.3%
     33,000    SCOR SP-ADR                                            71,610

               Integrated Oil & Gas-2.1%
      1,000    Denbury Resources Inc.*<F5>                            31,670
     65,000    Harken Energy Corp.*<F5>                               41,600
     11,500    Harvest Natural Resources, Inc.*<F5>                  155,710
      1,000    Noble Energy, Inc.                                     46,860
      2,000    Swift Energy Co.*<F5>                                  85,860
     13,000    Tengasco, Inc.*<F5>                                    16,770
      9,000    VAALCO Energy, Inc.*<F5>                               87,840
                                                                 -----------
                                                                     466,310
               Internet Information Providers-0.4%
     14,000    BackWeb Technologies Ltd.*<F5>                          7,279
      6,000    CDC Corp.*<F5>                                         26,400
      1,000    Ctrip.com International Ltd. ADR                       51,050
                                                                 -----------
                                                                      84,729
               Internet Service Providers-1.1%
     14,000    HealthStream, Inc.*<F5>                                53,480
     73,000    Internap Network Services Corp.*<F5>                   76,650
     12,000    Sify Ltd. SP-ADR*<F5>                                 119,760
                                                                 -----------
                                                                     249,890
               Internet Software & Services-4.4%
      8,500    24/7 Real Media, Inc.*<F5>                             74,630
      5,000    Ariba, Inc.*<F5>                                       41,150
     37,000    Art Technology Group, Inc.*<F5>                       110,260
     10,000    On2 Technologies, Inc.*<F5>                             6,900
      3,500    Opsware, Inc.*<F5>                                     28,840
     14,000    RealNetworks, Inc.*<F5>                               149,800
      9,500    Red Hat, Inc.*<F5>                                    222,300
     13,000    Redback Networks Inc.*<F5>                            238,420
     41,000    Safeguard Scientifics, Inc.*<F5>                       88,560
                                                                 -----------
                                                                     960,860
               Machinery-0.6%
     14,000    SunOpta Inc.*<F5>                                     129,920

               Medical Services-0.6%
     13,000    Delcath Systems Inc.*<F5>                              68,250
      1,500    inVentiv Health Inc.*<F5>                              43,170
      4,000    ProxyMed, Inc.*<F5>                                    29,040
                                                                 -----------
                                                                     140,460
               Medical Supplies-0.2%
        500    Sirona Dental Systems, Inc.                            19,810
      3,000    Sonic Innovations, Inc.*<F5>                           13,500
                                                                 -----------
                                                                      33,310
               Natural Gas-0.5%
      3,500    Southwestern Energy Co.*<F5>                          109,060

               Oil & Gas Refining & Marketing-2.0%
      2,000    Frontier Oil Corp.                                     64,800
      1,500    Sunoco, Inc.                                          103,935
      3,500    Tesoro Corp.                                          260,260
                                                                 -----------
                                                                     428,995
               Publishing-0.4%
      7,500    TheStreet.com, Inc.                                    96,150

               Railroads-0.3%
      2,000    Genesee & Wyoming Inc.*<F5>                            70,940

               Recreation-0.3%
      8,000    Smith & Wesson Holding Corp.*<F5>                      65,760

               Restaurants-0.0%
      1,000    Krispy Kreme Doughnuts, Inc.*<F5>                       8,140

               Retail-Specialty-2.0%
      3,000    dELiA*s, Inc.*<F5>                                     24,240
      2,500    Dress Barn, Inc.*<F5>                                  63,375
     16,000    Medifast, Inc.*<F5>                                   285,920
      4,500    United Retail Group, Inc.*<F5>                         69,795
                                                                 -----------
                                                                     443,330
               Retail Stores-0.2%
      3,000    Retail Ventures, Inc.*<F5>                             53,460

               Security Software & Services-1.7%
     11,500    RSA Security Inc.*<F5>                                312,685
      7,000    VASCO Data Security International, Inc.*<F5>           58,450
                                                                 -----------
                                                                     371,135
               Semiconductor Capital Spending-1.0%
     12,000    Asyst Technologies, Inc.*<F5>                          90,360
      6,000    LTX Corp.*<F5>                                         42,060
      3,500    Teradyne, Inc.*<F5>                                    48,755
     14,000    TranSwitch Corp.*<F5>                                  29,540
                                                                 -----------
                                                                     210,715
               Semiconductors-10.5%
      1,500    Advanced Micro Devices, Inc.*<F5>                      36,630
      8,000    Amkor Technology, Inc.*<F5>                            75,680
      6,000    Atmel Corp.*<F5>                                       33,300
     16,000    Cirrus Logic, Inc.*<F5>                               130,240
     40,000    Conexant Systems, Inc.*<F5>                           100,000
     35,000    EMCORE Corp.*<F5>                                     336,000
     15,000    Infineon Technologies AG ADR*<F5>                     167,400
     17,000    Lattice Semiconductor Corp.*<F5>                      105,060
      4,000    LSI Logic Corp.*<F5>                                   35,800
      2,000    MEMC Electronic Materials, Inc.*<F5>                   75,000
     25,000    Mindspeed Technologies Inc.*<F5>                       60,250
      8,000    Netlogic Microsystems Inc.*<F5>                       258,000
      4,500    NVIDIA Corp.*<F5>                                      95,805
     11,500    ON Semiconductor Corp.*<F5>                            67,620
     20,500    PLX Technology, Inc.*<F5>                             250,510
      9,000    QuickLogic Corp.*<F5>                                  44,010
     10,500    RF Micro Devices, Inc.*<F5>                            62,685
      4,000    SatCon Technology Corp.*<F5>                            7,560
      8,000    Sirenza Microdevices, Inc.*<F5>                        97,120
      2,500    Skyworks Solutions, Inc.*<F5>                          13,775
      8,000    Solectron Corp.*<F5>                                   27,360
      4,000    Transmeta Corp.*<F5>                                    6,480
      6,000    Trident Microsystems, Inc.*<F5>                       113,880
     12,000    TriQuint Semiconductor, Inc.*<F5>                      53,520
     34,000    Vitesse Semiconductor Corp.*<F5>                       47,600
                                                                 -----------
                                                                   2,301,285
               Services-2.3%
      2,000    Gaiam, Inc.*<F5>                                       28,040
      2,000    Healthcare Services Group, Inc.                        41,900
     19,000    Home Solutions of America, Inc.*<F5>                  117,230
      7,500    Napco Security Systems, Inc.*<F5>                      72,900
     14,000    SITEL Corp.*<F5>                                       54,880
     20,000    Spherion Corp.*<F5>                                   182,400
                                                                 -----------
                                                                     497,350
               Telecommunication Services-0.4%
      7,500    Koninklijke (Royal) KPN N.V. SP-ADR                    84,525

               Telecommunications-2.1%
     10,000    CIENA Corp.*<F5>                                       48,100
     52,000    Covad Communications Group, Inc.*<F5>                 104,520
     32,500    Level 3 Communications, Inc.*<F5>                     144,300
     16,500    Qiao Xing Universal Telephone, Inc.*<F5>              161,535
      3,000    US LEC Corp.*<F5>                                       9,780
                                                                 -----------
                                                                     468,235
               Telephone Services-0.6%
      9,000    Time Warner Telecom Inc.*<F5>                         133,650

               Transportation-0.3%
      4,500    Quality Distribution Inc.*<F5>                         59,760

               Wireless Communication-1.0%
     10,000    Dobson Communications Corp.*<F5>                       77,300
      4,500    RELM Wireless Corp.*<F5>                               27,990
      4,000    SBA Communications Corp.*<F5>                         104,560
      6,000    TeleCommunication Systems, Inc.*<F5>                   14,340
                                                                 -----------
                                                                     224,190
                                                                 -----------
               Total common stocks                                17,825,946
                 (Cost $15,095,392)                              -----------
               Total long-term investments                        17,825,946
                 (Cost $15,095,392)

SHORT-TERM INVESTMENTS-17.7% (A)<F6>
               U.S. Treasury Securties-4.6%
 $1,000,000    U.S. Treasury Bills, 4.28%, due 7/13/06               998,574
                                                                 -----------
               Total U.S. treasury securities                        998,574
                 (Cost $998,574)

               Variable Rate Demand Notes-13.1%
  1,004,491    American Family Financial Services, 4.81%           1,004,491
  1,050,000    U.S. Bank, N.A., 5.10%                              1,050,000
    820,700    Wisconsin Corporate Central Credit Union, 5.02%       820,700
                                                                 -----------
               Total variable rate demand notes                    2,875,191
                 (Cost $2,875,191)                               -----------
               Total short-term investments                        3,873,765
                 (Cost $3,873,765)                               -----------
               Total investments-99.0%                            21,699,711
                 (Cost $18,969,157)

               Cash and receivables, less
                 Liabilities-1.0% (A)<F6>                            230,691
                                                                 -----------
               TOTAL NET ASSETS-100.0%                           $21,930,402
                                                                 -----------
                                                                 -----------

  *<F5>   Non-income producing security.
(A)<F6> Percentages for the various classifications relate to net assets. ADR-American Depositary Receipt
N.V.- Netherlands Antilles Limited Liability Corp.

As of June 30, 2006, investment cost for federal tax purposes and the tax components of unrealized appreciation/depreciation were as follows:


                                                                                                                Net
                                                                 Gross                   Gross               Unrealized
                                        Cost of                Unrealized              Unrealized           Appreciation/
                                      Investments             Appreciation            Depreciation          (Depreciation)
                                      -----------             ------------            ------------          --------------
Reynolds Blue Chip Growth Fund         $37,155,556            $6,974,042             $  (949,808)             $6,024,234
Reynolds Opportunity Fund                7,509,144             3,640,882                (344,307)              3,296,575
Reynolds Fund                           19,039,579             3,716,525              (1,056,393)              2,660,132


THE PORTFOLIOS OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.
                  --------------------

     By (Signature and Title) /s/ Frederick L. Reynolds
                              -------------------------
                              Frederick L. Reynolds, President

     Date  August 24, 2006
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick L. Reynolds
                              -------------------------
                              Frederick L. Reynolds, President

     Date  August 24, 2006
           ---------------

     By (Signature and Title) /s/ Frederick L. Reynolds
                              -------------------------
                              Frederick L. Reynolds, Treasurer

     Date  August 24, 2006
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